Intangibles and Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangibles and Other Assets by Major Class [Line Items]
Financing costs, accumulated amortization	$ 5.7	$ 16.1	$ 18.5
Deferred software cost, accumulated amortization		0.8	0.8
Customer Relationships
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	7.1	6.7	5.7
Patents
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	$ 0.7	$ 0.6	$ 0.5